Disclosure of information about key management personnel (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Salaries	$ 432	$ 431	$ 367
Directors' fees	36	36	36
Share-based compensation	53	88	85
Key management personnel compensation	$ 521	$ 555	$ 488